Income tax (Tables)	6 Months Ended
Jun. 30, 2021
Income Taxes [Abstract]
Schedule of Major Components of Income Tax Expense
The major components of income tax expense are:

	Six months ended June 30,
	2020	2021
	(in thousands)
Condensed Consolidated Statement of Operations
Current income tax expense	$79	$297
Deferred income tax expense (benefit)	398	—
Income tax expense (benefit) reported in the Condensed Consolidated Statement of Operations	$477	$297